Distribution Date:	11/18/21	CSAIL 2017-C8 Commercial Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	8
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	9	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	10		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	11-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25-26	Trustee	Wilmington Trust, National Association
Modified Loan Detail	27		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12595BAA9	1.930150%	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595BAB7	2.985510%	163,585,000.00	95,000,941.58	5,889,057.32	236,355.22	201,618.46	0.00	6,327,031.00	89,111,884.26	33.85%	30.00%
A-SB	12595BAE1	3.185740%	30,449,000.00	30,449,000.00	0.00	80,835.50	0.00	0.00	80,835.50	30,449,000.00	33.85%	30.00%
A-3	12595BAC5	3.126580%	142,336,000.00	142,336,000.00	0.00	370,854.08	0.00	0.00	370,854.08	142,336,000.00	33.85%	30.00%
A-4	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00	33.85%	30.00%
A-S	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00	22.15%	19.63%
B	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00	15.94%	14.13%
C	12595BAJ0	4.481158%	33,457,000.00	33,457,000.00	0.00	124,938.41	0.00	0.00	124,938.41	33,457,000.00	11.28%	10.00%
D	12595BAK7	4.631158%	32,442,000.00	32,442,000.00	0.00	125,203.35	0.00	0.00	125,203.35	32,442,000.00	6.77%	6.00%
E	12595BAM3	4.631158%	18,248,000.00	18,248,000.00	0.00	70,424.47	0.00	0.00	70,424.47	18,248,000.00	4.23%	3.75%
F	12595BAP6	4.631158%	7,097,000.00	7,097,000.00	0.00	27,389.44	0.00	0.00	27,389.44	7,097,000.00	3.24%	2.88%
NR	12595BAR2	4.631158%	23,318,563.00	23,318,563.00	0.00	101,611.36	0.00	0.00	101,611.36	23,318,563.00	0.00%	0.00%
Z	12595BAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595BAV3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
85BD-A	12595BAX9	3.799515%	7,000,000.00	7,000,000.00	0.00	22,163.84	0.00	0.00	22,163.84	7,000,000.00	90.28%	90.28%
85BD-B	12595BBB6	3.799515%	33,000,000.00	33,000,000.00	0.00	104,486.66	0.00	0.00	104,486.66	33,000,000.00	44.44%	44.44%
85BD-C	12595BBD2	3.799515%	32,000,000.00	32,000,000.00	0.00	101,320.40	0.00	0.00	101,320.40	32,000,000.00	0.00%	0.00%
Regular SubTotal			883,055,563.00	796,608,504.58	5,889,057.32	2,368,225.92	201,618.46	0.00	8,458,901.70	790,719,447.26

Notional Certificates
X-A	12595BAF8	1.352166%	651,885,000.00	565,437,941.58	0.00	637,138.48	221,116.13	0.00	858,254.61	559,548,884.26
X-B	12595BAG6	0.471989%	78,065,000.00	78,065,000.00	0.00	30,704.84	0.00	0.00	30,704.84	78,065,000.00
Notional SubTotal			729,950,000.00	643,502,941.58	0.00	667,843.32	221,116.13	0.00	888,959.45	637,613,884.26

Deal Distribution Total					5,889,057.32	3,036,069.24	422,734.59	0.00	9,347,861.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595BAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595BAB7	580.74359862	35.99998362	1.44484653	0.00000000	0.00000000	1.23249968	0.00000000	38.67732983	544.74361500
A-SB	12595BAE1	1,000.00000000	0.00000000	2.65478341	0.00000000	0.00000000	0.00000000	0.00000000	2.65478341	1,000.00000000
A-3	12595BAC5	1,000.00000000	0.00000000	2.60548336	0.00000000	0.00000000	0.00000000	0.00000000	2.60548336	1,000.00000000
A-4	12595BAD3	1,000.00000000	0.00000000	2.82662500	0.00000000	0.00000000	0.00000000	0.00000000	2.82662500	1,000.00000000
A-S	12595BBF7	1,000.00000000	0.00000000	3.01272499	0.00000000	0.00000000	0.00000000	0.00000000	3.01272499	1,000.00000000
B	12595BAH4	1,000.00000000	0.00000000	3.26472494	0.00000000	0.00000000	0.00000000	0.00000000	3.26472494	1,000.00000000
C	12595BAJ0	1,000.00000000	0.00000000	3.73429805	0.00000000	0.00000000	0.00000000	0.00000000	3.73429805	1,000.00000000
D	12595BAK7	1,000.00000000	0.00000000	3.85929813	0.00000000	0.00000000	0.00000000	0.00000000	3.85929813	1,000.00000000
E	12595BAM3	1,000.00000000	0.00000000	3.85929801	0.00000000	0.00000000	0.00000000	0.00000000	3.85929801	1,000.00000000
F	12595BAP6	1,000.00000000	0.00000000	3.85929830	0.00000000	0.00000000	0.00000000	0.00000000	3.85929830	1,000.00000000
NR	12595BAR2	1,000.00000000	0.00000000	4.35753095	(0.49823267)	36.38275309	0.00000000	0.00000000	4.35753095	1,000.00000000
Z	12595BAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595BAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
85BD-A	12595BAX9	1,000.00000000	0.00000000	3.16626286	0.00000000	0.00000000	0.00000000	0.00000000	3.16626286	1,000.00000000
85BD-B	12595BBB6	1,000.00000000	0.00000000	3.16626242	0.00000000	0.00000000	0.00000000	0.00000000	3.16626242	1,000.00000000
85BD-C	12595BBD2	1,000.00000000	0.00000000	3.16626250	0.00000000	0.00000000	0.00000000	0.00000000	3.16626250	1,000.00000000

Notional Certificates
X-A	12595BAF8	867.38909713	0.00000000	0.97737865	0.00000000	0.00000000	0.33919500	0.00000000	1.31657364	858.35520722
X-B	12595BAG6	1,000.00000000	0.00000000	0.39332402	0.00000000	0.00000000	0.00000000	0.00000000	0.39332402	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	236,355.22	0.00	236,355.22	0.00	0.00	0.00	236,355.22	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	80,835.50	0.00	80,835.50	0.00	0.00	0.00	80,835.50	0.00
A-3	10/01/21 - 10/30/21	30	0.00	370,854.08	0.00	370,854.08	0.00	0.00	0.00	370,854.08	0.00
A-4	10/01/21 - 10/30/21	30	0.00	603,498.57	0.00	603,498.57	0.00	0.00	0.00	603,498.57	0.00
X-A	10/01/21 - 10/30/21	30	0.00	637,138.47	0.00	637,138.47	0.00	0.00	0.00	637,138.48	0.00
X-B	10/01/21 - 10/30/21	30	0.00	30,704.84	0.00	30,704.84	0.00	0.00	0.00	30,704.84	0.00
A-S	10/01/21 - 10/30/21	30	0.00	253,511.77	0.00	253,511.77	0.00	0.00	0.00	253,511.77	0.00
B	10/01/21 - 10/30/21	30	0.00	145,632.85	0.00	145,632.85	0.00	0.00	0.00	145,632.85	0.00
C	10/01/21 - 10/30/21	30	0.00	124,938.41	0.00	124,938.41	0.00	0.00	0.00	124,938.41	0.00
D	10/01/21 - 10/30/21	30	0.00	125,203.35	0.00	125,203.35	0.00	0.00	0.00	125,203.35	0.00
E	10/01/21 - 10/30/21	30	0.00	70,424.47	0.00	70,424.47	0.00	0.00	0.00	70,424.47	0.00
F	10/01/21 - 10/30/21	30	0.00	27,389.44	0.00	27,389.44	0.00	0.00	0.00	27,389.44	0.00
NR	10/01/21 - 10/30/21	30	856,705.31	89,993.29	0.00	89,993.29	(11,618.07)	0.00	0.00	101,611.36	848,393.52
85BD-A	10/01/21 - 10/30/21	30	0.00	22,163.84	0.00	22,163.84	0.00	0.00	0.00	22,163.84	0.00
85BD-B	10/01/21 - 10/30/21	30	0.00	104,486.66	0.00	104,486.66	0.00	0.00	0.00	104,486.66	0.00
85BD-C	10/01/21 - 10/30/21	30	0.00	101,320.40	0.00	101,320.40	0.00	0.00	0.00	101,320.40	0.00
Totals			856,705.31	3,024,451.16	0.00	3,024,451.16	(11,618.07)	0.00	0.00	3,036,069.24	848,393.52

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595BAA9	N/A	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595BAB7	2.985510%	163,585,000.00	95,000,941.58	5,889,057.32	236,355.22	201,618.46	0.00	6,327,031.00	89,111,884.26
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595BAE1	3.185740%	30,449,000.00	30,449,000.00	0.00	80,835.50	0.00	0.00	80,835.50	30,449,000.00
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595BAC5	3.126580%	142,336,000.00	142,336,000.00	0.00	370,854.08	0.00	0.00	370,854.08	142,336,000.00
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595BAF8	1.352166%	651,885,000.00	565,437,941.58	0.00	637,138.48	221,116.13	0.00	858,254.61	559,548,884.26
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595BAG6	0.471989%	78,065,000.00	78,065,000.00	0.00	30,704.84	0.00	0.00	30,704.84	78,065,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595BAJ0	4.481158%	33,457,000.00	33,457,000.00	0.00	124,938.41	0.00	0.00	124,938.41	33,457,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595BAK7	4.631158%	32,442,000.00	32,442,000.00	0.00	125,203.35	0.00	0.00	125,203.35	32,442,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595BAM3	4.631158%	18,248,000.00	18,248,000.00	0.00	70,424.47	0.00	0.00	70,424.47	18,248,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595BAP6	4.631158%	7,097,000.00	7,097,000.00	0.00	27,389.44	0.00	0.00	27,389.44	7,097,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595BAR2	4.631158%	23,318,563.00	23,318,563.00	0.00	101,611.36	0.00	0.00	101,611.36	23,318,563.00
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-A (Cert)	12595BAX9	3.799515%	7,000,000.00	7,000,000.00	0.00	22,163.84	0.00	0.00	22,163.84	7,000,000.00
85BD-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-B (Cert)	12595BBB6	3.799515%	33,000,000.00	33,000,000.00	0.00	104,486.66	0.00	0.00	104,486.66	33,000,000.00
85BD-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-C (Cert)	12595BBD2	3.799515%	32,000,000.00	32,000,000.00	0.00	101,320.40	0.00	0.00	101,320.40	32,000,000.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
85BD-C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,613,005,563.00	1,440,111,446.16	5,889,057.32	3,036,069.24	422,734.59	0.00	9,347,861.15	1,428,333,331.52
								Exchangeable Certificate Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595BBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595BBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595BBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595BBU4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85A	12595BBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85B	12595BBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85C	12595BBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12595BBW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-85	12595BBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

	Additional Information
Total Available Distribution Amount (1)	9,347,861.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 8 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,035,993.20	Master Servicing Fee	3,505.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,424.12
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	342.98
ARD Interest	0.00	Operating Advisor Fee	1,673.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	305.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,035,993.20	Total Fees	11,542.03

Principal		Expenses/Reimbursements
Scheduled Principal	427,742.31	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	22,617.15
Principal Prepayments	5,461,315.01	Special Servicing Fees (Monthly)	(34,070.22)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(165.00)
Total Principal Collected	5,889,057.32	Total Expenses/Reimbursements	(11,618.07)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	422,734.59	Interest Distribution	3,036,069.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,889,057.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	422,734.59
		Borrower Option Extension Fees	0.00
Total Other Collected	422,734.59	Total Payments to Certificateholders and Others	9,347,861.15
Total Funds Collected	9,347,785.11	Total Funds Distributed	9,347,785.11

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 9 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	724,608,505.07	724,608,505.07	Beginning Certificate Balance	796,608,504.58
(-) Scheduled Principal Collections	427,742.31	427,742.31	(-) Principal Distributions	5,889,057.32
(-) Unscheduled Principal Collections	5,461,315.01	5,461,315.01	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	718,719,447.75	718,719,447.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	726,209,223.77	726,209,223.77	Ending Certificate Balance	790,719,447.26
Ending Actual Collateral Balance	720,313,572.61	720,313,572.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.49)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP
	9,999,999 or less	4	24,203,421.22	3.37%	65	5.0398	1.179786	Unknown	2	36,061,924.58	5.02%	67	3.9815	NAP
10,000,000 to 14,999,999		6	73,096,328.14	10.17%	65	4.9470	1.686966	1.4999 or less	15	324,178,547.25	45.11%	55	4.9191	1.000139
15,000,000 to 19,999,999		8	132,062,212.32	18.37%	67	4.9837	1.346568	1.5000 to 1.7499	3	48,426,156.47	6.74%	67	4.9970	1.576051
20,000,000 to 34,999,999		6	156,901,843.43	21.83%	65	4.3325	1.621673	1.7500 to 1.9999	3	33,505,929.75	4.66%	64	4.9563	1.893037
35,000,000 to 49,999,999		3	115,638,413.66	16.09%	43	4.3298	2.362508	2.0000 to 2.9999	4	130,498,232.72	18.16%	66	4.2058	2.320965
	50,000,000 or greater	3	204,000,000.00	28.38%	51	4.1082	2.194145	3.0000 or greater	3	133,231,428.00	18.54%	48	3.4913	4.038739
	Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001	Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	12,817,228.98	1.78%	63	5.3564	NAP
							Defeased	3	12,817,228.98	1.78%	63	5.3564	NAP
California	2	85,750,000.00	11.93%	28	5.2120	0.979745
							Industrial	2	30,355,706.84	4.22%	65	5.6652	1.599179
Connecticut	1	12,937,928.76	1.80%	66	4.7800	1.344600
							Lodging	3	109,250,115.65	15.20%	35	5.3306	0.543762
Florida	2	12,038,976.82	1.68%	66	4.9000	1.683200
							Mixed Use	3	45,836,312.89	6.38%	62	4.6877	1.117867
Georgia	4	24,856,895.81	3.46%	65	5.2100	1.773418
							Multi-Family	20	94,810,908.25	13.19%	67	4.5202	1.490205
Indiana	2	2,230,508.83	0.31%	67	5.0100	1.520200
							Office	10	286,867,277.83	39.91%	58	3.8913	2.959246
Kansas	1	31,279,233.90	4.35%	66	4.8000	1.326400
							Other	1	25,000,000.00	3.48%	63	3.8800	3.555500
Kentucky	2	2,046,579.44	0.28%	67	5.0100	1.520200
							Retail	11	113,781,898.26	15.83%	66	4.8269	1.397040
Louisiana	2	9,349,540.93	1.30%	65	5.0617	1.390983
							Totals	53	718,719,447.75	100.00%	58	4.4926	1.845001
Maryland	1	10,727,999.62	1.49%	67	5.0300	2.292900

Massachusetts	1	3,756,844.11	0.52%	66	4.9000	1.683200

Michigan	2	2,831,928.75	0.39%	67	5.0100	1.520200

Missouri	1	2,816,755.32	0.39%	65	5.0500	1.924000

Nevada	2	28,394,510.19	3.95%	65	5.1729	1.479618

New Jersey	1	14,875,000.00	2.07%	66	4.3430	1.269300

New York	8	268,749,999.99	37.39%	66	3.7779	2.394804

Ohio	11	36,755,297.80	5.11%	65	5.1200	2.096076

Oregon	1	39,406,985.66	5.48%	64	4.9800	(0.244200)

Pennsylvania	2	47,966,979.15	6.67%	66	4.8188	1.793068

Utah	1	8,903,880.29	1.24%	65	5.0100	0.460700

Virginia	1	18,861,701.67	2.62%	67	5.9000	1.455900

Washington	1	38,231,428.00	5.32%	3	3.3812	6.129000

Wyoming	1	3,133,244.68	0.44%	65	5.0500	1.924000

Totals	53	718,719,447.75	100.00%	58	4.4926	1.845001

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP
	3.9999% or less	6	253,231,428.00	35.23%	57	3.5594	2.945167	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	3	62,375,000.00	8.68%	67	4.3917	1.287392	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	9	185,089,519.57	25.75%	65	4.7884	1.012519	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	9	120,180,798.51	16.72%	65	5.1084	1.690048	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	3	85,025,472.69	11.83%	27	5.7018	1.038683	49 months or greater	30	705,902,218.77	98.22%	58	4.4769	1.848616
	Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001	Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP
	60 months or less	2	92,231,428.00	12.83%	4	4.7154	3.026463	Interest Only	11	398,681,428.00	55.47%	52	4.0673	2.287518
	61 months or greater	28	613,670,790.77	85.38%	66	4.4411	1.671592	300 months or less	1	15,843,129.99	2.20%	67	5.0800	1.528400
	Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001	301 months to 359 months	18	291,377,660.78	40.54%	65	5.0047	1.265494
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	12,817,228.98	1.78%	63	5.3564	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	24	587,372,164.20	81.72%	56	4.5217	2.047830
	13 months to 24 months	4	82,468,129.99	11.47%	67	4.3747	1.238103
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	2	36,061,924.58	5.02%	67	3.9815	NAP
	Totals	32	718,719,447.75	100.00%	58	4.4926	1.845001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	308011001	OF	New York	NY	Actual/360	3.413%	205,699.72	0.00	0.00	N/A	06/05/27	--	70,000,000.00	70,000,000.00	11/05/21
1A	308011101				Actual/360	3.413%	58,771.35	0.00	0.00	N/A	06/05/27	--	20,000,000.00	20,000,000.00	11/05/21
2	307771005	OF	New York	NY	Actual/360	3.669%	252,780.89	0.00	0.00	N/A	06/01/27	--	80,000,000.00	80,000,000.00	10/01/21
4	308011004	LO	Rancho Mirage	CA	Actual/360	5.660%	263,190.00	0.00	0.00	N/A	04/06/22	--	54,000,000.00	54,000,000.00	11/06/21
5	308011005	LO	Portland	OR	Actual/360	4.980%	169,206.38	50,389.62	0.00	N/A	03/06/27	--	39,457,375.28	39,406,985.66	03/06/20
6	307591009	OF	Seattle	WA	Actual/360	3.381%	111,314.20	0.00	0.00	N/A	02/06/22	--	38,231,428.00	38,231,428.00	11/06/21
7	307591122	Various New York		NY	Actual/360	4.610%	150,849.44	0.00	0.00	N/A	12/05/26	--	38,000,000.00	38,000,000.00	11/05/21
8	307331011	OF	Allentown	PA	Actual/360	4.690%	64,961.18	23,105.10	0.00	N/A	05/06/27	--	16,085,029.68	16,061,924.58	11/06/21
8A	307331012				Actual/360	4.690%	64,961.18	23,105.10	0.00	N/A	05/06/27	--	16,085,029.68	16,061,924.58	11/06/21
9	307331009	RT	Olathe	KS	Actual/360	4.800%	129,457.21	41,059.03	0.00	N/A	05/06/27	--	31,320,292.93	31,279,233.90	11/06/21
10	333100013	MF	Los Angeles	CA	Actual/360	4.450%	121,664.24	0.00	0.00	N/A	06/05/27	--	31,750,000.00	31,750,000.00	10/05/21
11	307331001	OF	Dublin	OH	Actual/360	5.150%	128,199.91	35,607.96	0.00	N/A	03/06/27	--	28,908,217.49	28,872,609.53	11/06/21
12	308011012	98	New York	NY	Actual/360	3.880%	83,527.78	0.00	0.00	02/06/27	02/06/32	--	25,000,000.00	25,000,000.00	11/06/21
13	308011013	MF	Astoria	NY	Actual/360	3.720%	64,066.67	0.00	0.00	N/A	05/05/27	--	20,000,000.00	20,000,000.00	11/05/21
14	307331021	IN	Alexandria	VA	Actual/360	5.900%	95,943.17	22,684.13	0.00	N/A	06/06/27	--	18,884,385.80	18,861,701.67	11/06/21
15	307331016	RT	Las Vegas	NV	Actual/360	5.100%	74,326.55	23,947.36	0.00	N/A	06/06/27	--	16,924,452.38	16,900,505.02	11/06/21
16	307331017	MF	Various	Various	Actual/360	5.010%	72,527.26	24,210.67	0.00	N/A	06/06/27	--	16,811,417.18	16,787,206.51	11/06/21
17	308011017	LO	Fort Washington	PA	Actual/360	5.080%	69,430.61	28,740.19	0.00	N/A	06/06/27	--	15,871,870.18	15,843,129.99	03/06/20
18	308011018	RT	Various	Various	Actual/360	4.900%	66,735.26	20,303.92	0.00	N/A	05/06/27	--	15,816,123.89	15,795,819.97	11/06/21
19	308011019	RT	Port Chester	NY	Actual/360	4.320%	58,590.00	0.00	0.00	N/A	06/05/27	--	15,750,000.00	15,750,000.00	10/05/21
20	308011020	RT	Livingston	NJ	Actual/360	4.343%	55,629.61	0.00	0.00	N/A	05/05/27	--	14,875,000.00	14,875,000.00	08/05/21
21	333100010	OF	Shelton	CT	Actual/360	4.780%	53,319.54	15,933.84	0.00	N/A	05/05/27	--	12,953,862.60	12,937,928.76	11/05/21
22	308011022	RT	Moultrie	GA	Actual/360	5.580%	58,523.53	15,942.89	0.00	N/A	03/06/27	--	12,179,713.91	12,163,771.02	11/06/21
23	308011023	IN	Las Vegas	NV	Actual/360	5.280%	52,333.21	16,232.12	0.00	N/A	01/06/27	--	11,510,237.29	11,494,005.17	11/06/21
24	307331003	MF	Chamblee	GA	Actual/360	4.830%	45,393.53	16,467.90	0.00	N/A	04/06/27	--	10,914,091.47	10,897,623.57	11/06/21
25	333100014	MF	Baltimore	MD	Actual/360	5.030%	46,533.89	15,411.62	0.00	N/A	06/05/27	--	10,743,411.24	10,727,999.62	11/05/21
26	308011026	MU	Salt Lake City	UT	Actual/360	5.010%	38,461.36	11,251.19	0.00	N/A	04/01/27	--	8,915,131.48	8,903,880.29	11/01/21
27	308011027	MF	Austin	TX	Actual/360	4.850%	27,745.83	8,005.29	0.00	N/A	03/01/27	--	6,643,497.38	6,635,492.09	11/01/21

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	308011028	OF	Sun City	AZ	Actual/360	5.900%	31,445.78	7,701.23	0.00	N/A	01/06/27	--	6,189,438.12	6,181,736.89	11/06/21
29	307331022	LO	Tampa	FL	Actual/360	5.250%	24,753.49	5,475,425.78	0.00	N/A	06/06/27	--	5,475,425.78	0.00	11/06/21
30	307331002	RT	Various	Various	Actual/360	5.050%	25,874.24	0.00	0.00	N/A	04/06/27	--	5,950,000.00	5,950,000.00	11/06/21
31	308011031	OF	Shreveport	LA	Actual/360	5.350%	21,689.37	6,510.52	0.00	N/A	02/06/27	--	4,707,972.90	4,701,462.38	11/06/21
32	307331023	MF	Bridge City	LA	Actual/360	4.770%	19,120.82	7,021.86	0.00	N/A	06/06/27	--	4,655,100.41	4,648,078.55	11/06/21
Totals							2,807,027.20	5,889,057.32	0.00				724,608,505.07	718,719,447.75
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,777,318.00	9,900,867.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	108,976,856.50	75,259,160.16	01/01/21	09/30/21	--	0.00	0.00	252,522.56	252,522.56	0.00	0.00
4	80,438.69	3,421,450.38	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	(144,264.00)	01/01/21	03/31/21	10/12/21	5,157,119.67	257,435.49	196,940.78	4,174,460.82	619,586.37	0.00
6	12,397,640.00	6,534,705.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,893,640.03	1,769,797.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,966,683.46	3,349,281.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,623,058.21	2,189,845.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,015,074.00	459,410.00	01/01/20	03/31/20	--	0.00	0.00	121,527.54	121,527.54	0.00	0.00
11	6,995,699.59	5,550,442.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,500,000.00	2,625,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	840,572.00	01/01/20	06/30/20	08/11/21	0.00	0.00	0.00	0.00	0.00	0.00
14	3,864,409.66	1,970,450.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,483,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,995,236.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,791,936.00	0.00	--	--	11/12/21	2,310,585.96	145,799.71	87,847.16	1,808,744.20	262,036.26	0.00
18	0.00	1,385,699.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	982,261.00	0.00	--	--	10/12/21	0.00	0.00	58,522.19	58,522.19	0.00	0.00
20	1,140,126.00	451,991.00	01/01/20	06/30/20	10/12/21	3,718,750.00	120,989.52	41,526.36	77,058.57	356,025.49	0.00
21	1,180,452.17	850,446.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,240,707.06	979,578.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,739,279.58	808,250.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,639,475.90	883,413.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,663,178.06	2,476,626.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	696,451.15	325,251.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	219,066.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	589,000.00	294,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	474,278.27	366,206.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	457,916.75	249,334.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	205,383,728.22	122,798,017.50				11,186,455.63	524,224.72	758,886.59	6,492,835.88	1,237,648.12	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
29	307331022	5,461,315.01	Payoff w/ yield maintenance	0.00	422,734.59
Totals		5,461,315.01		0.00	422,734.59
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	1	14,875,000.00	2	55,250,115.65	1	20,000,000.00	0	0.00	0	0.00	0	0.00	1	5,461,315.01	4.492629%	4.411069%	58
10/18/21	1	14,875,000.00	0	0.00	4	76,554,671.24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498669%	4.443321%	59
09/17/21	0	0.00	1	15,750,000.00	4	75,780,981.94	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.499030%	4.443671%	60
08/17/21	1	15,750,000.00	0	0.00	4	75,873,380.02	1	20,000,000.00	0	0.00	0	0.00	0	0.00	1	70,350,000.00	4.499354%	4.443985%	61
07/16/21	0	0.00	1	5,518,168.11	3	70,447,209.80	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.475755%	4.423713%	57
06/17/21	2	25,532,826.26	0	0.00	4	86,282,664.79	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476093%	4.418698%	58
05/17/21	0	0.00	1	15,750,000.00	3	70,610,041.81	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476396%	4.418986%	59
04/16/21	1	5,561,149.43	0	0.00	4	86,444,818.99	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476730%	4.419304%	60
03/17/21	0	0.00	0	0.00	5	92,096,309.53	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.477030%	4.419588%	61
02/18/21	0	0.00	0	0.00	5	92,211,966.60	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.477427%	4.419967%	62
01/15/21	1	54,000,000.00	0	0.00	5	92,301,415.93	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.477723%	4.420247%	63
12/17/20	2	74,000,000.00	0	0.00	5	92,390,477.84	1	20,000,000.00	0	0.00	1	54,000,000.00	0	0.00	0	0.00	4.478017%	4.420527%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	307771005	10/01/21	0	B	252,522.56	252,522.56	0.00	80,000,000.00	11/12/21	0
5	308011005	03/06/20	19	6	196,940.78	4,174,460.82	754,388.31	40,427,728.21	07/08/20	1
10	333100013	10/05/21	0	B	121,527.54	121,527.54	0.00	31,750,000.00
17	308011017	03/06/20	19	6	87,847.16	1,808,744.20	298,720.28	16,416,512.30	07/29/20	13
19	308011019	10/05/21	0	B	58,522.19	58,522.19	20,411.01	15,750,000.00	08/24/20	98
20	308011020	08/05/21	2	2	41,526.36	77,058.57	356,025.49	14,875,000.00	08/28/20	13
Totals					758,886.59	6,492,835.88	1,429,545.09	199,219,240.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		92,231,428	92,231,428	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		626,488,020	536,362,904	70,125,116		20,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	718,719,448	648,594,332	0	14,875,000	55,250,116	0
Oct-21	724,608,505	633,178,834	14,875,000	0	76,554,671	0
Sep-21	725,077,981	633,546,999	0	15,750,000	75,780,982	0
Aug-21	725,501,835	633,878,455	15,750,000	0	75,873,380	0
Jul-21	796,273,852	720,308,474	0	5,518,168	70,447,210	0
Jun-21	796,737,811	684,922,320	25,532,826	0	86,282,665	0
May-21	797,155,988	710,795,946	0	15,750,000	70,610,042	0
Apr-21	797,616,247	705,610,278	5,561,149	0	86,444,819	0
Mar-21	798,030,617	705,934,307	0	0	92,096,310	0
Feb-21	798,575,274	706,363,307	0	0	92,211,967	0
Jan-21	798,985,486	652,684,070	54,000,000	0	92,301,416	0
Dec-20	799,393,921	633,003,443	74,000,000	0	92,390,478	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	307771005	80,000,000.00	80,000,000.00	2,210,000,000.00	04/01/17	70,784,970.16	2.34890	09/30/21	06/01/27	I/O
5	308011005	39,406,985.66	40,427,728.21	41,100,000.00	11/02/20	(160,878.00)	(0.24420)	03/31/21	03/06/27	306
13	308011013	20,000,000.00	20,000,000.00	212,900,000.00	06/28/21	840,572.00	0.99050	06/30/20	05/05/27	I/O
17	308011017	15,843,129.99	16,416,512.30	17,100,000.00	09/16/21	1,554,309.00	1.52840	12/31/19	06/06/27	246
19	308011019	15,750,000.00	15,750,000.00	26,900,000.00	11/17/20	973,331.00	1.41090	12/31/20	06/05/27	I/O
20	308011020	14,875,000.00	14,875,000.00	24,500,000.00	02/12/17	414,586.00	1.26930	06/30/20	05/05/27	306
29	307331022	0.00	-	6,900,000.00	09/25/20	167,410.00	0.35890	12/31/20	06/06/27	216
Totals		185,875,115.65	187,469,240.51	2,539,400,000.00		74,574,300.16

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	307771005	OF	NY	11/12/21	0
	Moved to special on 11/12/2021

5	308011005	LO	OR	07/08/20	1
	Lender and Borrower currently in discussions in connection with a Loan Forbearance.					Lender has engaged local counsel and will dual track foreclosure and receivership. Loan Modification terms have been tentatively agreed upon by Borrower
	and Lender.

13	308011013	MF	NY	11/19/18	13

The loan was originally due for the Aug 2018 payment. In addition to the payment default, there are multiple lawsuits against the Borrower and Property Manager alleging fraud, misapplication of proceeds, failure to remediate life/safety issues.

The lawsui ts were filed by shareholders of the Coop. Lender filed foreclosure and a receiver has been appointed. Lender and Borrower executed a settlement agreement. Loan is now current and will remain in rehab until Special Servicer can

	determine Borrower is prope rly complying with forbearance terms and conditions. Lender is also negotiating a new required repairs reserve. Inspection on order.

17	308011017	LO	PA	07/29/20	13

Loan initially became SS for delinquent payments on 7/29/2020. Subject is a 146-unit, select-service, Hilton Garden Inn in Fort Washington, PA. Hotel recently underwent a $2MM PIP, completed in 2020. Lender will dual-track enforcement of

	remedies and	modification discussions with Borrower.

19	308011019	RT	NY	08/24/20	98

The loan is secured by a retail property in Port Chester, NY. The performance declined when LA Fitness became delinquent on their rent. Performance has since improved and Borrower wishes to discuss a reinstatement. Lender will dual track

	foreclosure	with workout discussions.

20	308011020	RT	NJ	08/28/20	13

Loan originally transferred to Midland as Special Servicer on 7/28/20 due to Delinquent Payments as Borrower failed to make the payment due for May 2020. Notice of Default was sent on 7/9/20. Loan was accelerated on 11/11/20. Subject is a

	65,422 NRSF

unanchored retail property built in 2006 located in Livingston, NJ. The property is part of a larger mixed-use development that also includes a residential component consisting of 80 condominium units (not part of the collateral).

Local counsel has been retained to file for foreclosure and/or receivership. Foreclosure complaint was filed on 1/6/21. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	307331022	LO	FL	07/21/20	6

Loan initially became SS for delinquent payments on 7/21/2020. Borrower and Lender are engaged in court ordered mediation. Court mediation yielded a Payoff with waivers of partial prepayment expected to close before the end of 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308011004	54,000,000.00	5.66000%	54,000,000.00 5.66000%		10	11/12/20	09/04/20	12/11/20
4	308011004	0.00	5.66000%	0.00	5.66000%	10	12/11/20	09/04/20	11/12/20
Totals		54,000,000.00		54,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,494.30	0.00	0.00	22,093.24	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	10,097.58	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	13,891.39	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	(53,064.52)	0.00	0.00	(23,465.06)	0.00	0.00	0.00	0.00	(165.00)	0.00
Total	0.00	0.00	(34,070.22)	0.00	0.00	22,617.15	0.00	0.00	0.00	0.00	(165.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(11,618.07)

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Supplemental Notes
None

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